Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories

	At December 31,
	2021	2022	2023
	(in thousands)
Components	$2,683	$6,641	$4,706
Finished goods	5,091	4,599	4,559
Total inventories at cost	$7,774	$11,240	$9,265
Provision for slow-moving or damaged components	$225	$606	$1,065
Provision for slow-moving or damaged finished goods	1,116	1,247	1,865
Total provision for slow-moving or damaged inventory	$1,341	$1,853	$2,930
Components, net	$2,458	$6,035	$3,641
Finished goods, at the lower of cost and net realizable value	3,975	3,352	2,694
Total net inventories	$6,433	$9,387	$6,335